PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6.   PROPERTY AND EQUIPMENT

Property and equipment and its related accumulated depreciation as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB
Land use rights	276,759	—
Building	356,085	356,085
Leasehold improvements	37,994	39,902
Electronic equipment	152,058	165,015
Furniture and fixtures	7,312	7,763
Motor vehicles	8,135	6,583
Other assets	53,747	56,412
Less: Accumulated depreciation	(365,070)	(359,828)
Net book value	527,020	271,932

Depreciation expense was RMB53,422, RMB57,044 and RMB43,811 for the years ended December 31, 2017, 2018 and 2019, respectively. Loss due to disposal of fixed assets was RMB690, RMB225 and RMB231 for the years ended December 31, 2017, 2018 and 2019, respectively.

Upon the adoption of ASC 842 on January 1, 2019, land use rights were reclassified from property and equipment and presented as right-of-use assets. Such amount was included in the opening balance of right-of-use assets as of January 1, 2019 with no adjustments made to prior periods. See Notes 2(o) and 9.